Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
7.	Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Cash	￦	119	132
Other demand deposits		1,725,785	968,966
Short-term deposits classified as cash equivalents		120,594	559,239
Short-term investments classified as cash equivalents		1,204,855	841,402

	￦	3,051,353	2,369,739